SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition and Accounts Receivable (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Right of return (in days)	14 days		14 days
Revenue	$ 2,518,660	$ 2,963,807	$ 11,135,303	$ 8,184,106
Accounts receivable
Allowance for doubtful accounts	184,837		269,170	108,096
Specimens
Disaggregation of Revenue [Line Items]
Revenue	2,372,386	2,947,295	10,944,255	8,086,324
Shipping and other
Disaggregation of Revenue [Line Items]
Revenue	$ 146,274	$ 16,512	$ 191,048	$ 97,782